Service Class Shares | Sun Capital Investment Grade Bond Fund
FUND SUMMARY Sun Capital Investment Grade Bond Fund®
INVESTMENT GOAL
The fund's investment objective is to seek high current income consistent with relative stability of principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares Sun Capital Investment Grade Bond Fund Service Class
Management Fee	0.60%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.96%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares Sun Capital Investment Grade Bond Fund Service Class	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:
  U.S. and foreign companies, including companies in emerging market countries
  The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
  Foreign governments, including governments of emerging market countries
Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio's average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund's portfolio by:
  Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
  Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
  Considering whether a particular investment is consistent with the fund's targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs::
  Interest rates go up, causing the value of the fund's fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
  The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  The illiquidity of a given security limits the fund's ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.
  The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
  The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
  The fund's investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.
  Prices of the fund's foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
  The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  The fund's investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
  An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund's ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer's financial condition or fail to make timely changes in credit ratings upon a change in such issuer's condition.
  The adviser's judgments about future economic trends or the relative values of securities selected for the fund's portfolio prove to be wrong.
  Prices of securities in the fund's portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information in the following charts provides some indication of the risks of investing in the fund's Service Class shares by showing changes in the total return of the fund's Service Class shares from year to year and by comparing the average annual total returns of the fund's Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund's Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009

Lowest	(7.71)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares Sun Capital Investment Grade Bond Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	6.77%	4.58%	4.39%	Feb. 01, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	7.84%	6.50%	5.39%	Feb. 01, 2004